Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Telephone: (202) 261-3300

Fax: (202) 261-3333

August 2, 2013

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: PIMCO Funds (the “Trust”)
(File Nos. 033-12113 and 811-05028)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), we hereby certify on behalf of the Trust, that (i) the forms of Prospectuses and Statement of Additional Information that the Trust would have filed pursuant to Rule 497(c) under the 1933 Act do not differ from that contained in Post-Effective Amendment No. 249, which was filed on July 26, 2013, and (ii) the text of Post-Effective Amendment No. 249 was filed electronically on July 26, 2013.

Please do not hesitate to contact the undersigned at (202) 261-3464 if you have any questions regarding this certification.

Sincerely,

/s/ Adam T. Teufel

Adam T. Teufel

cc:	J. Stephen King, Jr.
Ryan Leshaw
Dino Capasso
Brendan C. Fox